Condensed Consolidated Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	40,524,432	39,520,682	33,894,592
Common stock, shares outstanding	40,524,432	39,520,682	33,894,592
Treasury stock, shares	220,000	220,000	0
Series A Preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares designated		100,000	100,000
Preferred stock, shares issued	31,581	31,581	33,314
Preferred stock, shares outstanding	31,581	31,581	33,314
Series B Preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares designated		20,000	20,000
Preferred stock, shares issued	8,063	8,063	8,063
Preferred stock, shares outstanding	8,063	8,063	8,063
Series D Preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares designated		2,100,000	2,100,000
Preferred stock, shares issued	0	0	914
Preferred stock, shares outstanding	0	0	914